Exhibit 99.1

Ernst & Young LLP Tel: +1 212 773 3000 One Manhattan West ey.com New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

CoreVest Purchaser 2, LLC (“CoreVest”)
CoreVest American Finance Depositor LLC (the “Depositor”)
Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC
(collectively, the “Specified Parties”)

Re:	CoreVest American Finance 2021-3 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates (the “Certificates”) Mortgage Loan and Sample Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 13 October 2021.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,
b.
Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,

c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
	i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code v7.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 October 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 70 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 1,982 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,312 single-family residential properties,
ii.	259 2-4 unit residential properties,
iii.	209 townhomes,
iv.	132 condominiums,
v.	58 multifamily properties and
vi.	12 mixed use properties.

Procedures performed and our associated findings

1.	CoreVest, on behalf of the Depositor, provided us with electronic data files:
a.
Labeled “Active Term Data Tape 2021-3 v57 - Sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,009 mortgaged properties (the “Preliminary Properties 1”) that secure 40 mortgage loans (the “Preliminary Mortgage Loans 1”),

b.
Labeled “Active Term Data Tape 2021-3 v85 - Sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,840 mortgaged properties (the “Preliminary Properties 2”) that secure 67 mortgage loans (the “Preliminary Mortgage Loans 2”) and

c.
Labeled “Active Term Data Tape 2021-3 v99 - Sent to EY.xlsm” and the corresponding record layout and decode information (“Preliminary Property Data File 3,” together with Preliminary Property Data File 1 and Preliminary Property Data File 2, the “Preliminary Property Data Files,” which together with the Final Property Data File (as defined herein) comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to 1,982 mortgaged properties (the “Preliminary Properties 3,” together with the Preliminary Properties 1 and Preliminary Properties 2, the “Preliminary Properties”) that secure 70 mortgage loans (the “Preliminary Mortgage Loans 3,” together with the Preliminary Mortgage Loans 1 and Preliminary Mortgage Loans 2, the “Preliminary Mortgage Loans”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of:
a.	Preliminary Properties 1 from Preliminary Property Data File 1,
b.	Preliminary Properties 2 from Preliminary Property Data File 2 and
c.	Preliminary Properties 3 from Preliminary Property Data File 3 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 2 of 9

1. (continued)

For each of the:
a.	40 Preliminary Mortgage Loans 1,
b.	28 Preliminary Mortgage Loans 2 and
c.	7 Preliminary Mortgage Loans 3
listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
i.	Multiply 25% by the number of Preliminary Properties which secure such Preliminary Mortgage Loan,
ii.	Round the value computed in i. above up to the nearest integer and
iii.	Select a random sample of Preliminary Properties from the applicable Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “Parent” characteristic, as shown on the applicable Preliminary Property Data File.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:
a.	304 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”),
b.	323 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”) and
c.	154 Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3,” together with the Sample Properties 1 and Sample Properties 2, the “Sample Properties”).

The Sample Properties are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data Files or the basis for the inclusion of the:
a.	40 Preliminary Mortgage Loans 1,
b.	28 Preliminary Mortgage Loans 2 and
c.	7 Preliminary Mortgage Loans 3
on the Property Sampling Schedule.  We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:
a.	304 Sample Properties 1 are referred to as Sample Property Numbers 1 through 304,
b.	323 Sample Properties 2 are referred to as Sample Property Numbers 305 through 627 and
c.	154 Sample Properties 3 are referred to as Sample Property Numbers 628 through 781.

Attachment A Page 3 of 9

2.
For each Sample Property, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the applicable Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2021-3 v120 - sent to EY.xlsm” and the corresponding record layout and decode information (the “Final Property Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in October 2021 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File, and noted that:
a.	719 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	62 Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

4.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2.  All such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties.”

5.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

Attachment A Page 4 of 9

6.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies described in the notes to Exhibit 5 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A.  If more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A (except as described in the notes to Exhibit 5 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

7.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

8.
Subsequent to the performance of the procedures described in Items 6. and 7. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 5 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

Attachment A Page 5 of 9

9.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and
c.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

11.
Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan as of:
i.	The Cut‑Off Date (the “Cut-Off Date Principal Balance”) and
ii.	The “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),
assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1.00 or less and
b.
Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Initial Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Initial Maturity Date.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

13.
Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 7 of 9

15.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

16.	Using the:
a.	IO Term (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Amortizing Balloon Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

17.
Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

19.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 8 of 9

20.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	NOI DSCR as of 6/30,
iv.	NCF DSCR as of 6/30,
v.	Mortgage Loan Cutoff NOI Debt Yield,
vi.	Mortgage Loan Cutoff NCF Debt Yield,
vii.	NCF Debt Yield as of 6/30,
viii.	Origination Date LTV Ratio,
ix.	Cut-Off Date LTV Ratio and
x.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

21.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

22.
Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

23.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan and found all such compared information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Attachment A Page 9 of 9

24.
Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

25.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance,
as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Mortgage Loan Initial Funded Amount ($)” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, and “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
1	34824	34824-1	X				106	36139	36139-10	X
2	35261	35261-1	X				107	36139	36139-18	X
3	35547	35547-18	X				108	36139	36139-4	X
4	35547	35547-14	X				109	36139	36139-13	X
5	35547	35547-12	X				110	36140	36140-8	X
6	35547	35547-16	X				111	36140	36140-4	X
7	35547	35547-2	X				112	36178	36178-8	X
8	35547	35547-9	X				113	36178	36178-7	X
9	35623	35623-57	X				114	36178	36178-6	X
10	35623	35623-22	X				115	36178	36178-1	X
11	35623	35623-26	X				116	36182	36182-2	X
12	35623	35623-64	X				117	36182	36182-1	X
13	35623	35623-99	X				118	36249	36249-5	X
14	35623	35623-23	X				119	36249	36249-10	X
15	35623	35623-67	X				120	36249	36249-6	X
16	35623	35623-11	X				121	36260	36260-30	X
17	35623	35623-68	X				122	36260	36260-26	X
18	35623	35623-3	X				123	36260	36260-10	X
19	35623	35623-94	X				124	36260	36260-2	X
20	35623	35623-78	X				125	36260	36260-35	X
21	35623	35623-19	X				126	36260	36260-25	X
22	35623	35623-49	X				127	36260	36260-28	X
23	35623	35623-46	X				128	36260	36260-15	X
24	35623	35623-37	X				129	36260	36260-24	X
25	35623	35623-76	X				130	36260	36260-23	X
26	35623	35623-13	X				131	36260	36260-21	X
27	35623	35623-63	X				132	36303	36303-6	X
28	35623	35623-18	X				133	36303	36303-1	X
29	35623	35623-61	X				134	36303	36303-5	X
30	35623	35623-5	X				135	36304	36304-5	X
31	35623	35623-75	X				136	36304	36304-2	X
32	35623	35623-82	X				137	36304	36304-3	X
33	35623	35623-96	X				138	36304	36304-1	X
34	35623	35623-41	X				139	36306	36306-5	X
35	35650	35650-27	X				140	36306	36306-4	X
36	35650	35650-11	X				141	36306	36306-3	X
37	35650	35650-15	X				142	36306	36306-1	X
38	35650	35650-2	X				143	36306	36306-7	X
39	35650	35650-4	X				144	36306	36306-6	X
40	35650	35650-17	X				145	36336	36336-70	X			X
41	35650	35650-29	X				146	36336	36336-147	X			X
42	35650	35650-25	X				147	36336	36336-94	X			X
43	35650	35650-24	X				148	36336	36336-80	X			X
44	35747	35747-67	X				149	36336	36336-63	X			X
45	35747	35747-57	X				150	36336	36336-17	X			X
46	35747	35747-72	X				151	36336	36336-97	X			X
47	35747	35747-13	X				152	36336	36336-74	X			X
48	35747	35747-49	X				153	36336	36336-34	X			X
49	35747	35747-71	X				154	36336	36336-136	X			X
50	35747	35747-24	X				155	36336	36336-111	X			X
51	35747	35747-20	X				156	36336	36336-55	X			X
52	35747	35747-46	X				157	36336	36336-86	X			X
53	35747	35747-16	X				158	36336	36336-101	X			X
54	35747	35747-42	X				159	36336	36336-83	X			X
55	35747	35747-3	X				160	36336	36336-143	X			X
56	35747	35747-31	X				161	36336	36336-126	X			X
57	35747	35747-10	X				162	36336	36336-20	X			X
58	35747	35747-40	X				163	36336	36336-129	X			X
59	35747	35747-6	X				164	36336	36336-154	X			X
60	35747	35747-60	X				165	36336	36336-115	X			X
61	35747	35747-23	X				166	36336	36336-152	X			X
62	35747	35747-80	X				167	36336	36336-7	X			X
63	35747	35747-30	X				168	36336	36336-57	X			X
64	35747	35747-29	X				169	36336	36336-137	X			X
65	35747	35747-68	X				170	36336	36336-31	X			X
66	35747	35747-7	X				171	36336	36336-149	X			X
67	35747	35747-82	X				172	36336	36336-54	X			X
68	35747	35747-59	X				173	36336	36336-132	X			X
69	35918	35918-1	X				174	36336	36336-124	X			X
70	35918	35918-3	X				175	36336	36336-102	X			X
71	35918	35918-6	X				176	36336	36336-134	X			X
72	35918	35918-2	X				177	36336	36336-38	X			X
73	35918	35918-5	X				178	36336	36336-145	X			X
74	35942	35942-1	X				179	36336	36336-24	X			X
75	35942	35942-20	X				180	36336	36336-88	X			X
76	35942	35942-18	X				181	36336	36336-50	X			X
77	35942	35942-12	X				182	36336	36336-144	X			X
78	35942	35942-24	X				183	36336	36336-39	X			X
79	35942	35942-41	X				184	36383	36383-9	X
80	35942	35942-31	X				185	36383	36383-3	X
81	35942	35942-49	X				186	36383	36383-12	X
82	35942	35942-14	X				187	36383	36383-6	X
83	35942	35942-32	X				188	36478	36478-4	X
84	35942	35942-25	X				189	36478	36478-2	X
85	35942	35942-10	X				190	36478	36478-3	X
86	35942	35942-22	X				191	36510	36510-6	X
87	35942	35942-45	X				192	36510	36510-2	X
88	35942	35942-37	X				193	36510	36510-3	X
89	35942	35942-46	X				194	36517	36517-16	X
90	35942	35942-35	X				195	36517	36517-4	X
91	35942	35942-3	X				196	36517	36517-11	X
92	35950	35950-1	X				197	36517	36517-17	X
93	36046	36046-12	X				198	36517	36517-5	X
94	36046	36046-1	X				199	36566	36566-2	X
95	36046	36046-9	X				200	36566	36566-3	X
96	36046	36046-5	X				201	36566	36566-5	X
97	36046	36046-4	X				202	36566	36566-6	X
98	36046	36046-16	X				203	36566	36566-7	X
99	36131	36131-17	X				204	36576	36576-4	X
100	36131	36131-16	X				205	36576	36576-2	X
101	36131	36131-13	X				206	36576	36576-11	X
102	36131	36131-3	X				207	36576	36576-6	X
103	36131	36131-5	X				208	36576	36576-21	X
104	36139	36139-21	X				209	36576	36576-34	X
105	36139	36139-5	X				210	36576	36576-13	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
211	36576	36576-16	X			316	35288	35288-55	X
212	36576	36576-20	X			317	35288	35288-19	X
213	36576	36576-39	X			318	35288	35288-40	X
214	36576	36576-8	X			319	35288	35288-30	X
215	36576	36576-30	X			320	35288	35288-13	X
216	36644	36644-10	X			321	35288	35288-52	X
217	36644	36644-18	X			322	35288	35288-56	X
218	36644	36644-3	X			323	35288	35288-49	X
219	36644	36644-22	X			324	35288	35288-16	X
220	36644	36644-24	X			325	35359	35359-2	X
221	36644	36644-1	X			326	35359	35359-4	X
222	36644	36644-63	X			327	35359	35359-5	X
223	36644	36644-34	X			328	35665	35665-16	X
224	36644	36644-41	X			329	35665	35665-13	X
225	36644	36644-17	X			330	35665	35665-22	X
226	36644	36644-11	X			331	35665	35665-14	X
227	36644	36644-28	X			332	35665	35665-11	X
228	36644	36644-15	X			333	35665	35665-32	X
229	36644	36644-39	X			334	35665	35665-8	X
230	36644	36644-46	X			335	35665	35665-47	X
231	36644	36644-29	X			336	35665	35665-39	X
232	36644	36644-21	X			337	35665	35665-45	X
233	36644	36644-2	X			338	35665	35665-17	X
234	36644	36644-61	X			339	35665	35665-40	X
235	36644	36644-37	X			340	35665	35665-41	X
236	36644	36644-20	X			341	35665	35665-12	X
237	36659	36659-1	X			342	35665	35665-1	X
238	36679	36679-3	X			343	35665	35665-42	X
239	36679	36679-7	X			344	35665	35665-23	X
240	36715	36715-13	X			345	35665	35665-3	X
241	36715	36715-56	X			346	35665	35665-33	X
242	36715	36715-61	X			347	35665	35665-36	X
243	36715	36715-20	X			348	35665	35665-5	X
244	36715	36715-29	X			349	35665	35665-15	X
245	36715	36715-11	X			350	35665	35665-19	X
246	36715	36715-43	X			351	35665	35665-7	X
247	36715	36715-46	X			352	35665	35665-18	X
248	36715	36715-8	X			353	35665	35665-9	X
249	36715	36715-12	X			354	35665	35665-6	X
250	36715	36715-27	X			355	35665	35665-30	X
251	36715	36715-9	X			356	35665	35665-46	X
252	36715	36715-38	X			357	35665	35665-48	X
253	36715	36715-36	X			358	35665	35665-28	X
254	36715	36715-33	X			359	35665	35665-38	X
255	36715	36715-50	X			360	35665	35665-44	X
256	36715	36715-31	X			361	35665	35665-20	X
257	36715	36715-68	X			362	35665	35665-2	X
258	36738	36738-9	X			363	35665	35665-35	X
259	36738	36738-18	X			364	35665	35665-24	X
260	36738	36738-20	X			365	35665	35665-43	X
261	36738	36738-3	X			366	35665	35665-10	X
262	36738	36738-2	X			367	35665	35665-37	X
263	36738	36738-12	X			368	35665	35665-31	X
264	36738	36738-21	X			369	35665	35665-26	X
265	36738	36738-24	X			370	35665	35665-34	X
266	36738	36738-8	X			371	35665	35665-25	X
267	36738	36738-22	X			372	35665	35665-29	X
268	36765	36765-5	X		X	373	35665	35665-4	X
269	36765	36765-22	X		X	374	35665	35665-27	X
270	36765	36765-23	X		X	375	35665	35665-21	X
271	36765	36765-21	X		X	376	36180	36180-1	X
272	36765	36765-9	X		X	377	36180	36180-6	X
273	36765	36765-16	X		X	378	36180	36180-9	X
274	36765	36765-20	X		X	379	36180	36180-4	X
275	36776	36776-4	X			380	36193	36193-16	X
276	36776	36776-7	X			381	36193	36193-26	X
277	36776	36776-9	X			382	36193	36193-19	X
278	36779	36779-31	X			383	36193	36193-14	X
279	36779	36779-3	X			384	36193	36193-10	X
280	36779	36779-11	X			385	36193	36193-21	X
281	36779	36779-23	X			386	36193	36193-2	X
282	36779	36779-16	X			387	36193	36193-1	X
283	36779	36779-12	X			388	36193	36193-29	X
284	36779	36779-1	X			389	36385	36385-1	X
285	36779	36779-5	X			390	36385	36385-2	X
286	36779	36779-28	X			391	36443	36443-20	X	X
287	36866	36866-7	X			392	36443	36443-19	X	X
288	36866	36866-9	X			393	36443	36443-9	X	X
289	36866	36866-6	X			394	36443	36443-5	X	X
290	36923	36923-8	X			395	36443	36443-22	X	X
291	36923	36923-6	X			396	36443	36443-15	X	X
292	36923	36923-11	X			397	36443	36443-14	X	X
293	36923	36923-10	X			398	36447	36447-2	X
294	36923	36923-12	X			399	36447	36447-3	X
295	36923	36923-20	X			400	36447	36447-1	X
296	37013	37013-8	X		X	401	36447	36447-4	X
297	37013	37013-6	X		X	402	36470	36470-3	X
298	37013	37013-2	X		X	403	36470	36470-4	X
299	37013	37013-9	X		X	404	36470	36470-7	X
300	37023	37023-10	X			405	36470	36470-2	X
301	37023	37023-7	X			406	36470	36470-6	X
302	37023	37023-5	X			407	36470	36470-1	X
303	37456	37456-3	X			408	36470	36470-5	X
304	37456	37456-2	X			409	36489	36489-11	X
305	35288	35288-41		X		410	36489	36489-9	X
306	35288	35288-45		X		411	36489	36489-19	X
307	35288	35288-51		X		412	36489	36489-18	X
308	35288	35288-6		X		413	36489	36489-6	X
309	35288	35288-35		X		414	36489	36489-7	X
310	35288	35288-38		X		415	36624	36624-118	X
311	35288	35288-18		X		416	36624	36624-241	X
312	35288	35288-34		X		417	36624	36624-56	X
313	35288	35288-43		X		418	36624	36624-106	X
314	35288	35288-54		X		419	36624	36624-68	X
315	35288	35288-27		X		420	36624	36624-39	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
421	36624	36624-77	X	526	36846	36846-6	X
422	36624	36624-171	X	527	36846	36846-15	X
423	36624	36624-271	X	528	36846	36846-19	X
424	36624	36624-134	X	529	36846	36846-26	X
425	36624	36624-231	X	530	36846	36846-20	X
426	36624	36624-183	X	531	36846	36846-12	X
427	36624	36624-185	X	532	36846	36846-7	X
428	36624	36624-158	X	533	36846	36846-9	X
429	36624	36624-136	X	534	36846	36846-8	X
430	36624	36624-115	X	535	36846	36846-25	X
431	36624	36624-224	X	536	36846	36846-5	X
432	36624	36624-37	X	537	36846	36846-11	X
433	36624	36624-119	X	538	36846	36846-23	X
434	36624	36624-117	X	539	36846	36846-4	X
435	36624	36624-16	X	540	36846	36846-24	X
436	36624	36624-198	X	541	36846	36846-10	X
437	36624	36624-71	X	542	36846	36846-28	X
438	36624	36624-264	X	543	36846	36846-18	X
439	36624	36624-290	X	544	36846	36846-21	X
440	36624	36624-232	X	545	36846	36846-1	X
441	36624	36624-128	X	546	36846	36846-17	X
442	36624	36624-207	X	547	36846	36846-22	X
443	36624	36624-274	X	548	36846	36846-3	X
444	36624	36624-138	X	549	36846	36846-16	X
445	36624	36624-155	X	550	36874	36874-2	X
446	36624	36624-226	X	551	36874	36874-1	X
447	36624	36624-144	X	552	36874	36874-3	X
448	36624	36624-141	X	553	36921	36921-2	X
449	36624	36624-272	X	554	36921	36921-3	X
450	36624	36624-12	X	555	36974	36974-10	X
451	36624	36624-102	X	556	36974	36974-15	X
452	36624	36624-103	X	557	36974	36974-16	X
453	36624	36624-245	X	558	36974	36974-20	X
454	36624	36624-201	X	559	36974	36974-19	X
455	36624	36624-147	X	560	36974	36974-22	X
456	36624	36624-10	X	561	37082	37082-1	X
457	36624	36624-300	X	562	37082	37082-2	X
458	36624	36624-48	X	563	37085	37085-7	X
459	36624	36624-99	X	564	37085	37085-17	X
460	36624	36624-323	X	565	37085	37085-2	X
461	36624	36624-87	X	566	37085	37085-19	X
462	36624	36624-24	X	567	37085	37085-3	X
463	36624	36624-286	X	568	37085	37085-18	X
464	36624	36624-85	X	569	37085	37085-16	X
465	36624	36624-57	X	570	37085	37085-21	X
466	36624	36624-293	X	571	37085	37085-15	X
467	36624	36624-320	X	572	37085	37085-1	X
468	36624	36624-70	X	573	37085	37085-4	X
469	36624	36624-42	X	574	37085	37085-14	X
470	36624	36624-315	X	575	37085	37085-10	X
471	36624	36624-40	X	576	37098	37098-2	X
472	36624	36624-64	X	577	37098	37098-4	X
473	36624	36624-316	X	578	37098	37098-1	X
474	36624	36624-268	X	579	37104	37104-2	X
475	36624	36624-151	X	580	37104	37104-1	X
476	36624	36624-14	X	581	37104	37104-4	X
477	36624	36624-287	X	582	37104	37104-3	X
478	36624	36624-304	X	583	37150	37150-4	X
479	36624	36624-94	X	584	37150	37150-1	X
480	36624	36624-298	X	585	37150	37150-2	X
481	36624	36624-101	X	586	37184	37184-3	X
482	36624	36624-256	X	587	37184	37184-5	X
483	36624	36624-248	X	588	37184	37184-1	X
484	36624	36624-212	X	589	37184	37184-4	X
485	36624	36624-92	X	590	37184	37184-2	X
486	36624	36624-111	X	591	37245	37245-19	X		X
487	36624	36624-121	X	592	37245	37245-3	X		X
488	36624	36624-124	X	593	37245	37245-15	X		X
489	36624	36624-17	X	594	37245	37245-18	X		X
490	36624	36624-81	X	595	37245	37245-1	X		X
491	36624	36624-217	X	596	37314	37314-12	X
492	36624	36624-306	X	597	37314	37314-49	X
493	36624	36624-195	X	598	37314	37314-16	X
494	36624	36624-192	X	599	37314	37314-54	X
495	36624	36624-157	X	600	37314	37314-11	X
496	36624	36624-246	X	601	37314	37314-3	X
497	36624	36624-100	X	602	37314	37314-41	X
498	36624	36624-181	X	603	37314	37314-44	X
499	36624	36624-227	X	604	37314	37314-42	X
500	36624	36624-45	X	605	37314	37314-29	X
501	36624	36624-160	X	606	37314	37314-64	X
502	36740	36740-13	X	607	37314	37314-33	X
503	36740	36740-24	X	608	37314	37314-21	X
504	36740	36740-20	X	609	37314	37314-24	X
505	36740	36740-31	X	610	37314	37314-22	X
506	36740	36740-11	X	611	37314	37314-48	X
507	36740	36740-8	X	612	37346	37346-30	X
508	36740	36740-23	X	613	37346	37346-6	X
509	36740	36740-29	X	614	37346	37346-8	X
510	36740	36740-27	X	615	37346	37346-12	X
511	36740	36740-33	X	616	37346	37346-20	X
512	36756	36756-1	X	617	37346	37346-2	X
513	36756	36756-2	X	618	37346	37346-14	X
514	36833	36833-4	X	619	37346	37346-29	X
515	36833	36833-14	X	620	37353	37353-15	X
516	36833	36833-13	X	621	37353	37353-4	X
517	36833	36833-1	X	622	37353	37353-6	X
518	36833	36833-2	X	623	37353	37353-9	X
519	36833	36833-18	X	624	37353	37353-1	X
520	36833	36833-11	X	625	37353	37353-3	X
521	36833	36833-3	X	626	37353	37353-12	X
522	36846	36846-2	X	627	37353	37353-16	X
523	36846	36846-27	X	628	36128	36128-153		X
524	36846	36846-14	X	629	36128	36128-143		X
525	36846	36846-13	X	630	36128	36128-86		X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
631	36128	36128-115	X	707	37599	37599-88	X
632	36128	36128-6	X	708	37599	37599-119	X
633	36128	36128-121	X	709	37599	37599-121	X
634	36128	36128-25	X	710	37599	37599-73	X
635	36128	36128-159	X	711	37599	37599-102	X
636	36128	36128-141	X	712	37599	37599-36	X
637	36128	36128-108	X	713	37599	37599-28	X
638	36128	36128-92	X	714	37599	37599-45	X
639	36128	36128-154	X	715	37599	37599-22	X
640	36128	36128-61	X	716	37599	37599-107	X
641	36128	36128-138	X	717	37599	37599-101	X
642	36128	36128-124	X	718	37599	37599-21	X
643	36128	36128-114	X	719	37599	37599-70	X
644	36128	36128-178	X	720	37599	37599-75	X
645	36128	36128-130	X	721	37599	37599-108	X
646	36128	36128-29	X	722	37599	37599-6	X
647	36128	36128-70	X	723	37599	37599-18	X
648	36128	36128-134	X	724	37599	37599-26	X
649	36128	36128-144	X	725	37599	37599-43	X
650	36128	36128-127	X	726	37599	37599-38	X
651	36128	36128-97	X	727	37599	37599-84	X
652	36128	36128-171	X	728	37599	37599-47	X
653	36128	36128-15	X	729	37599	37599-72	X
654	36128	36128-65	X	730	37599	37599-65	X
655	36128	36128-150	X	731	37599	37599-55	X
656	36128	36128-180	X	732	37599	37599-52	X
657	36128	36128-9	X	733	37599	37599-99	X
658	36128	36128-103	X	734	37599	37599-80	X
659	36128	36128-75	X	735	37599	37599-91	X
660	36128	36128-131	X	736	37599	37599-50	X
661	36128	36128-37	X	737	37599	37599-40	X
662	36128	36128-182	X	738	37599	37599-53	X
663	36128	36128-172	X	739	37599	37599-82	X
664	36128	36128-45	X	740	37599	37599-13	X
665	36128	36128-152	X	741	37599	37599-5	X
666	36128	36128-162	X	742	37599	37599-79	X
667	36128	36128-69	X	743	37599	37599-39	X
668	36128	36128-64	X	744	37599	37599-2	X
669	36128	36128-94	X	745	37599	37599-31	X
670	36128	36128-145	X	746	37599	37599-17	X
671	36128	36128-170	X	747	37599	37599-103	X
672	36128	36128-163	X	748	37599	37599-57	X
673	36128	36128-55	X	749	37599	37599-87	X
674	36128	36128-62	X	750	37599	37599-115	X
675	36128	36128-140	X	751	37599	37599-19	X
676	36174	36174-4	X	752	37599	37599-9	X
677	36174	36174-3	X	753	37599	37599-25	X
678	36174	36174-2	X	754	37599	37599-56	X
679	36174	36174-1	X	755	37599	37599-37	X
680	36673	36673-2	X	756	37599	37599-62	X
681	36673	36673-1	X	757	37599	37599-98	X
682	37299	37299-2	X	758	37599	37599-51	X
683	37299	37299-1	X	759	37599	37599-7	X
684	37326	37326-24	X	760	37599	37599-58	X
685	37326	37326-2	X	761	37599	37599-68	X
686	37326	37326-4	X	762	37599	37599-29	X
687	37326	37326-20	X	763	37599	37599-3	X
688	37326	37326-14	X	764	37599	37599-10	X
689	37326	37326-8	X	765	37599	37599-33	X
690	37326	37326-12	X	766	37599	37599-71	X
691	37326	37326-22	X	767	37599	37599-78	X
692	37326	37326-9	X	768	37661	37661-21	X
693	37599	37599-1	X	769	37661	37661-4	X
694	37599	37599-85	X	770	37661	37661-28	X
695	37599	37599-74	X	771	37661	37661-2	X
696	37599	37599-41	X	772	37661	37661-16	X
697	37599	37599-89	X	773	37661	37661-10	X
698	37599	37599-77	X	774	37661	37661-17	X
699	37599	37599-61	X	775	37661	37661-27	X
700	37599	37599-11	X	776	37661	37661-13	X
701	37599	37599-48	X	777	37661	37661-9	X
702	37599	37599-96	X	778	37661	37661-23	X
703	37599	37599-76	X	779	37661	37661-29	X
704	37599	37599-95	X	780	37661	37661-3	X
705	37599	37599-97	X	781	37661	37661-15	X
706	37599	37599-27	X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	34824
35261
35547
35623
35650
35747
35918
35942
35950
36046
36131
36139
36140
36178
36182
36249
36260
36303
36304
36306
36336
36383
36478
36510
36517
36566
36576
36644
36659
36679
36715
36738
36765
36776
36779
36866
36923
37013
37023
37456

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 2	35288
35359
35665
36180
36193
36385
36443
36447
36470
36489
36624
36740
36756
36833
36846
36874
36921
36974
37082
37085
37098
37104
37150
37184
37245
37314
37346
37353

Preliminary Mortgage Loans 3	36128
36174
36673
37299
37326
37599
37661

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or (b) Appraisal and recalculation	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2., 11.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the four possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Exterior Appraisal,” “Interior Desktop Appraisal” and “Interior RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Exterior Appraisal,” “Interior Desktop Appraisal” and “Interior RAR,” CoreVest, on behalf of the Depositor, instructed us to use “Exterior Appraisal.”

For the purpose of comparing the “Cut-Off Date Valuation Type” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, further instructed us to note agreement with a value of “Interior Desktop Appraisal” or “Interior RAR,” as shown on the Property Data File, if the applicable Property Source Document specifically indicates any of “Interior Desktop Appraisal” or “Interior RAR.”

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome.”

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N.”

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

11.
For the purpose of comparing the “Zip Code” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, instructed us to compare only the first five digits of the property zip code, as shown in the applicable Property Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Property Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

33	Cut-Off Date Valuation Date	4/28/2021	4/30/2021
	Cut-Off Date Value	$145,000.00	$150,000.00
	Number Bedrooms	4	8
	Number of Bathrooms	3	4
	Total Square Footage	2,114.00	2,088.00
	Number of Units	3	4

64	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Appraisal

92	Number of Bathrooms	55	49

131	Property Type	Townhome	SFR

147	Year Built	1969	1965

151	Year Built	1969	1965

153	Year Built	1980	1965

154	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1968	1965

156	Year Built	1969	1965

157	Year Built	1969	1965

160	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1969	1965

161	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1969	1965

163	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1969	1965

164	Cut-Off Date Value	$165,000.00	$146,000.00

165	Cut-Off Date Value	$165,000.00	$146,000.00

166	Cut-Off Date Value	$165,000.00	$146,000.00

168	Year Built	1969	1965

169	Cut-Off Date Value	$180,000.00	$164,000.00
	Year Built	1969	1965

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

172	Year Built	1970	1965

173	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1969	1965

174	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1983	1965

175	Number Bedrooms	2	1
	Number of Bathrooms	2	1

176	Year Built	1968	1979

177	Year Built	1978	1965

178	Cut-Off Date Value	$165,000.00	$146,000.00
	Year Built	1977	1965

180	Year Built	1969	1965

181	Year Built	1979	1965

182	Cut-Off Date Value	$165,000.00	$146,000.00

199	Property Type	SFR	Townhome

200	Property Type	SFR	Townhome

201	Number Bedrooms	6	5

203	Number Bedrooms	4	3

225	Cut-Off Date Value	$300,000.00	$350,000.00

241	Property Type	SFR	Townhome

242	Property Type	SFR	Townhome

244	Property Type	SFR	Townhome

258	Cut-Off Date Value	$102,000.00	$100,000.00

292	Property Type	SFR	Townhome

293	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

294	Property Type	SFR	Townhome

296	Property Type	SFR	Townhome

298	Property Type	SFR	Townhome

299	Property Type	SFR	Townhome

328	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

329	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

330	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

331	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

332	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

333	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1985	1987

334	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

335	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	3	4
	Total Square Footage	1,400.00	1,600.00
	Year Built	1985	1987

336	Cut-Off Date Value	$2,508,333.52	$2,508,333.3333
	Total Square Footage	7,336.00	7,210.00
	Year Built	1985	1966

337	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	3	4
	Total Square Footage	1,400.00	1,600.00
	Year Built	1985	1987

338	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

339	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	3	4
	Total Square Footage	1,400.00	1,600.00
	Year Built	1985	1987

340	Cut-Off Date Value	$1,433,333.44	$1,433,333.3333
	Total Square Footage	4,192.00	3,080.00
	Year Built	1985	1965

341	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

342	Cut-Off Date Value	$1,960,000.00	$1,254,166.667
	Number of Bathrooms	8.5	7
	Total Square Footage	5,048.00	3,615.00
	Year Built	1970	1963

343	Cut-Off Date Value	$2,866,666.88	$2,866,666.6667
	Total Square Footage	8,384.00	8,800.00
	Year Built	1985	1967

344	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1991	1990

345	Cut-Off Date Value	$1,433,333.44	$1,433,333.3333
	Year Built	1970	1960

346	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1985	1987

347	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1985	1987

348	Cut-Off Date Value	$10,033,334.08	$10,033,333.3333
	Number Bedrooms	65	70
	Total Square Footage	33,413.00	36,192.00
	Year Built	1995	1967

349	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

350	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

351	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

352	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

353	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

354	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

355	Cut-Off Date Value	$3,045,833.56	$3,045,833.3333

356	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1985	1987

357	Cut-Off Date Value	$179,166.68	$179,166.6667

358	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	2	3
	Total Square Footage	1,000.00	1,400.00
	Year Built	1984	1987

359	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	3	4
	Total Square Footage	1,400.00	1,600.00
	Year Built	1985	1987

360	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	3	4
	Total Square Footage	1,400.00	1,600.00
	Year Built	1985	1987

361	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1991	1990

362	Cut-Off Date Value	$1,960,000.00	$1,254,166.6667
	Number of Bathrooms	8.5	7
	Total Square Footage	5,048.00	3,615.00

363	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	3	4
	Total Square Footage	1,400.00	1,600.00
	Year Built	1985	1987

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

364	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1991	1990

365	Cut-Off Date Value	$2,866,666.88	$2,866,666.6667
	Total Square Footage	8,384.00	8,240.00
	Year Built	1985	1966

366	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

367	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667
	Total Square Footage	5,240.00	5,150.00
	Year Built	1985	1964

368	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number Bedrooms	2	3
	Total Square Footage	1,000.00	1,400.00
	Year Built	1985	1987

369	Cut-Off Date Value	$179,166.68	$179,166.6667

370	Cut-Off Date Value	$179,166.68	$179,166.6667

371	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

372	Cut-Off Date Value	$179,166.68	$179,166.6667
	Year Built	1985	1987

373	Cut-Off Date Value	$1,433,333.44	$1,433,333.3333
	Year Built	1970	1960

374	Cut-Off Date Value	$179,166.68	$179,166.6667
	Number of Bathrooms	1	2
	Total Square Footage	825.00	1,100.00
	Year Built	1937	1987

375	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$179,166.68	$179,166.6667

376	Property Type	SFR	Townhome

377	City	Linwood	Marcus Hook

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

415	Number of Bathrooms	2	2.5

422	Year Built	2014	2015

424	Number of Bathrooms	2	2.5

427	Number of Bathrooms	2	2.5

439	Number of Bathrooms	2	2.5

443	Year Built	2014	2013

445	Number of Bathrooms	2	2.5

447	Number of Bathrooms	2	2.5

449	Number of Bathrooms	2	2.5

451	Number of Bathrooms	2	2.5

452	Number of Bathrooms	2	2.5

453	Number of Bathrooms	2	2.5

458	Property Type	Townhome	SFR

463	Number of Bathrooms	2	2.5

470	Number of Bathrooms	2	2.5

473	Number of Bathrooms	2	2.5

475	Year Built	2014	2013

477	Number of Bathrooms	2	2.5

487	Number of Bathrooms	2	2.5

494	Number of Bathrooms	2	2.5

495	Number of Bathrooms	2	2.5

496	Number of Bathrooms	2	2.5

522	Number Bedrooms	18	20
	Number of Bathrooms	10	11
	Total Square Footage	7,410.00	8,190.00

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

533	Number Bedrooms	12	21
	Number of Bathrooms	5	13
	Total Square Footage	4,700.00	10,695.00

534	Number Bedrooms	15	6
	Number of Bathrooms	10	2
	Total Square Footage	8,235.00	2,240.00

539	Property Type	SFR	Townhome

545	Number Bedrooms	4	2
	Number of Bathrooms	10	9
	Total Square Footage	5,680.00	4,900.00

561	Address (Street)	[Redacted]	[Redacted]

565	Year Built	1900	1930

568	Property Type	SFR	Townhome

578	Property Type	SFR	Townhome

579	Total Square Footage	17,052.00	17,050.00
	Year Built	1927	1926

580	Total Square Footage	13,312.00	13,315.00
	Year Built	1927	1926

581	Address (Street)	[Redacted]	[Redacted]

582	Number Bedrooms	13	12
	Total Square Footage	29,402.00	29,410.00
	Year Built	1927	1929

585	Total Square Footage	6,823.00	8,885.00
	Year Built	1980	1891

590	Number Bedrooms	16	15
	Number of Bathrooms	16	15
	Total Square Footage	8,192.00	7,680.00

592	Property Type	SFR	Townhome

594	Property Type	SFR	Townhome

595	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

624	Property Type	SFR	Townhome

626	Property Type	SFR	Townhome

631	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior Appraisal
	Total Square Footage	1,493.00	1,120.00

632	Number of Bathrooms	2	1.5

643	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior Appraisal
	Swimming Pool (Y/N)	Y	N
	Total Square Footage	1,260.00	1,250.00

656	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior Appraisal
	Total Square Footage	1,272.00	1,225.00
	Year Built	1991	1970

657	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior Appraisal
	Number Bedrooms	5	3
	Number of Bathrooms	3	2
	Total Square Footage	1,900.00	1,276.00
	Year Built	2006	1992

669	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior Appraisal

671	Cut-Off Date Valuation Type	Interior Desktop Appraisal	Exterior Appraisal
	Number of Bathrooms	2	1.5

698	Property Type	2-4 Unit	SFR

734	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal

Exhibit 5 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 2)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
Average Lease Term	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA (see Note 3)	Underwriting Summary
% Section 8 (see Note 4)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary
Number of Units	Underwriting Summary
Number of Properties	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement, Settlement Statement, Servicer Report or Partial Release Letter
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 5 to Attachment A

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements	Loan Agreement
Loan Originator	Loan Agreement
Borrower	Loan Agreement
Guarantor (see Note 1)	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Notes 1 and 5)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 6)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Note 7)	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type	Loan Agreement
IO Term (months) (see Note 8)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
Prepayment Provision (see Notes 9 and 10)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 9, 10 and 11)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 9, 10 and 11)	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff) (see Note 9)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open) (see Note 9)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open) (see Note 9)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY) (see Note 9)	Loan Agreement
SPE (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement

Exhibit 5 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 12)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 13)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 14)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in Table A1, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Table A1:
Loan ID	Characteristic	Provided Value

35747	Guarantor	[Redacted]
35650	Guarantor FICO	FN
36128	Guarantor FICO	FN

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by CoreVest, on behalf of the Depositor.

Exhibit 5 to Attachment A

Notes: (continued)

2.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

3.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

4.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.
The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” or “Yes” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File, use (i) the highest FICO score of the “Guarantor” if two FICO scores are listed on the credit report Mortgage Loan Source Document or (ii) the median FICO score of the “Guarantor” if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan(s) identified on the Preliminary Mortgage Loan Data File with Loan ID(s) of ”36833” (the “36833 Mortgage Loan”), “36846” (the “36846 Mortgage Loan”) and “37599” (the “37599 Mortgage Loan”), which are described in c. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score and

c.	For the:
i.	36833 Mortgage Loan,
ii.	36846 Mortgage Loan, and
iii.	37599 Mortgage Loan,

we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history or is a foreign national, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in b. above.

Exhibit 5 to Attachment A

Notes: (continued)

6.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan where the applicable Mortgage Loan Source Document does not define the first payment date, CoreVest, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period, as described in the applicable Mortgage Loan Source Document.

7.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.
Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the
Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note, as applicable) and
c.	The principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

Exhibit 5 to Attachment A

Notes: (continued)

8.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use the procedures described in Note 6 to determine the “First Payment Date” to use for the purpose of determining the “IO Term (months).”

9.
For the purpose of comparing the indicated characteristics, CoreVest, on behalf of the Depositor, instructed us to ignore any prepayment premiums, prepayments without penalty or other conditions related to partial release events, as described in the applicable Mortgage Loan Source Document.

10.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

Exhibit 5 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

11.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be fully prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 10, as applicable), as shown in the applicable Mortgage Loan Source Document.

Exhibit 5 to Attachment A

Notes: (continued)

12.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, CoreVest, on behalf of the Depositor, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

13.
For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

Exhibit 5 to Attachment A

Notes: (continued)

14.
For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 6 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Include Y/N
Closed (Y/N)
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Equity Pledge (Y/N)
Occupancy as of Date
Property Manager Type
Rent Rolls Required as of 6/30 (Y/N)
Most Recent Occupancy
Most Recent Occupancy as of Date
NOI as of 6/30
NCF as of 6/30
Servicer
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 6/30 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.